Right-of-Use Assets and Lease Liabilities - Schedule of Changes of the Rights Over Leased Assets (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Gross Balance [Member]
Gross Balance
Balance at beginning		$ 209,335	$ 216,569
Additions		19,149	49,816
Write-downs		(36,731)	(57,918)
Remeasurement		(235)	(880)
Other incremental			1,748
Total		191,518	209,335
Gross Balance [Member] | Buildings [member]
Gross Balance
Balance at beginning		145,849	144,482
Additions		13,892	16,790
Write-downs		(33,019)	(14,935)
Remeasurement		(67)	(488)
Other incremental
Total		126,655	145,849
Gross Balance [Member] | Floor space for ATMs [Member]
Gross Balance
Balance at beginning		33,060	43,492
Additions		4,385	31,033
Write-downs		(1,197)	(42,821)
Remeasurement		(168)	(392)
Other incremental			1,748
Total		36,080	33,060
Gross Balance [Member] | Improvements to leased properties [Member]
Gross Balance
Balance at beginning		30,426	28,595
Additions		872	1,993
Write-downs		(2,515)	(162)
Remeasurement
Other incremental
Total		28,783	30,426
Accumulated Depreciation [Member]
Gross Balance
Balance at beginning		(100,446)	(121,648)
Depreciation of the year	[1]	(29,807)	(32,212)
Write-downs		35,637	53,414
Other incremental		(23)
Total		(94,639)	(100,446)
Balance at ending		96,879	108,889
Accumulated Depreciation [Member] | Buildings [member]
Gross Balance
Balance at beginning		(75,361)	(64,352)
Depreciation of the year	[1]	(20,939)	(21,459)
Write-downs		32,638	10,450
Other incremental		56
Total		(63,657)	(75,361)
Balance at ending		62,998	70,488
Accumulated Depreciation [Member] | Floor space for ATMs [Member]
Gross Balance
Balance at beginning		(2,669)	(35,735)
Depreciation of the year	[1]	(7,733)	(9,736)
Write-downs		1,123	42,802
Other incremental		(28)
Total		(9,307)	(2,669)
Balance at ending		26,773	30,391
Accumulated Depreciation [Member] | Improvements to leased properties [Member]
Gross Balance
Balance at beginning		(22,416)	(21,561)
Depreciation of the year	[1]	(1,135)	(1,017)
Write-downs		1,876	162
Other incremental
Total		(21,675)	(22,416)
Balance at ending		$ 7,108	$ 8,010

[1]	See Note No.37 Depreciation and Amortization.